5. EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Equipment Tables
Equipment
		December 31, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$122,931	$90,900	$32,031	$125,486	$83,346	$42,140
Computer equipment	523,893	353,944	169,949	577,249	322,882	254,367
Field equipment	540,422	274,694	265,728	568,984	246,363	322,621
Buildings	280,936	209,077	71,859	422,468	286,750	135,718
	$1,468,182	$928,615	$539,567	$1,694,187	$939,341	$754,846